Commitments and Contingencies Disclosure (Details) - 12 months ended Dec. 31, 2018
₱ in Thousands, € in Thousands, ₨ in Thousands, ₨ in Thousands, ر.س in Thousands, ¥ in Thousands, R in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	JPY (¥)	USD ($)	PHP (₱)	EUR (€)	INR (₨)	SAR (ر.س)	CAD ($)	NPR (₨)	ZAR (R)
Commitments on bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 1,855,000
Exercised amount | ₩	₩ 167,010
Commitments on bank-daylight overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Limited amount | ₩	₩ 280,000
Exercised amount | ₩	₩ 0
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount | ₩	₩ 1,050,000
Exercised amount | ₩	₩ 0
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount | ₩	₩ 55,904
Exercised amount | ₩	₩ 2,740
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Banco de Oro
Limited amount | ₱				₱ 5,000
Exercised amount | ₱				₱ 5,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Limited amount | ₩	₩ 1,238,500
Exercised amount | ₩	₩ 612,197
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	DBS Bank and others
Limited amount			$ 1,840,700
Exercised amount			20,000
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Limited amount			44,680
Exercised amount			4,754
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank and others
Limited amount			992,434
Exercised amount			252,392
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount | €					€ 4,158
Exercised amount | €					€ 4,158
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount | ₨						₨ 237,321
Exercised amount | ₨						237,321
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Limited amount | ¥		¥ 637,322
Exercised amount | ¥		637,322
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance and others
Limited amount | ₩	₩ 89,335
Exercised amount | ₩	₩ 72,802
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	First Abu Dhabi Bank and others
Limited amount			923,915
Exercised amount			830,314
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank
Limited amount | ر.س							ر.س 6,508
Exercised amount | ر.س							ر.س 6,508
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Bank of Kathmandu
Limited amount | ₨									₨ 36,304
Exercised amount | ₨									₨ 36,304
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank
Limited amount								$ 617
Exercised amount								$ 617
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount			110,000
Exercised amount			3,199
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | R										R 55,730
Exercised amount | R										R 55,730
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Limited amount			3,934,928
Exercised amount			3,220,418
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | ¥		381,210
Exercised amount | ¥		¥ 381,210
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 307,436
Exercised amount | ₩	₩ 7,088
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Limited amount			1,171,470
Exercised amount			842,897
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | ₨						70,028
Exercised amount | ₨						₨ 70,028
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank
Limited amount | ₩	₩ 258,000
Exercised amount | ₩	₩ 12,278
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	KEB Hana Bank and others
Limited amount			30,930
Exercised amount			18,245
Trade finance [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	BNP Paribas and others
Limited amount			800,000
Exercised amount			$ 0